Note 7 - Commitments and Contingencies - Summary of Lease Payment Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2027, operating lease	$ 34	$ 412
2027, finance lease	32	88
2027, operating lease		34
2027, finance lease		32
Undiscounted total, operating lease	329	446
Undiscounted total, finance lease	88	120
Less: imputed interest, operating lease	(15)	(26)
Less: imputed interest, finance lease	(7)	(13)
Present value of future minimum payments, operating lease		420
Present value of future minimum payments, finance lease		107
Current portion of lease liability, operating lease	(329)	(386)	$ (371)
Current portion of lease liability, financing lease	(79)	(77)	(63)
Lease liability, net of current portion, operating lease	0	34	421
Lease liability, net of current portion, financing lease	$ 9	$ 30	$ 96